Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net profit for the year	RM 7,294,213	$ 1,797,268	RM 7,165,510	RM 4,656,301
Adjustments to reconcile net profit to net cash used in operating activities:
Provisions	(416,057)	(102,515)	(52,927)	401,600
Depreciation	3,575,849	881,076	1,687,992	1,639,079
Amortization	214,646	52,888	55,256	102,379
Imputed interest of lease liability	40,750	10,041	10,090	13,035
Finance costs	246,123	60,644	262,176	164,491
Overdraft charges	108,785	26,804	111,620	59,964
Income tax expenses	2,366,095	582,997	2,372,883	1,366,789
Gain on disposal of subsidiary				(662,701)
Expected credit loss (ECL), net	1,229,403	302,921		(90,205)
Gain on disposal of plant & equipment	(460)	(113)
Share-based payment expense	2,474,094	609,608
Gain on lease termination	(4,790)	(1,180)		(4,001)
Operating cash flows before movements in working capital	17,128,651	4,220,439	11,612,600	7,646,731
Trade receivables	(2,795,250)	(688,740)	(6,418,937)	(1,139,340)
Other receivables and prepayment (cash related)	2,358,203	581,053	3,208,914	(6,032,450)
Other payables and accrued liabilities	576,616	142,077	479,896	225,925
Trade payables	335,070	82,560	(423,787)	(35,382)
Deferred revenue			(2,691,244)	1,823,535
Cash generated from operations	17,603,290	4,337,389	5,767,442	2,489,019
Income tax paid	(1,043,652)	(257,152)	(2,700)	(29,843)
Net cash provided by operating activities	16,559,638	4,080,237	5,764,742	2,459,176
Investing activities
Purchase of plant and equipment	(29,241,319)	(7,204,957)	(4,894,732)	(5,524,353)
Loss of cash on disposal of subsidiary				(27,620)
Proceeds from disposal of plant and equipment	833,172	205,291
Net cash used in investing activities	(28,408,147)	(6,999,666)	(4,894,732)	(5,551,973)
Financing activities
Issuance of share capital				645,380
Issuance of ordinary shares upon IPO, net	20,039,124	4,937,568
Repayment of lease liabilities	(293,146)	(72,230)	(57,084)	(104,784)
Increase in fixed deposits	(21,463)	(5,288)	(43,174)	(807,093)
Overdraft charges paid	(108,785)	(26,804)	(111,620)	(59,964)
Repayment of bank loans	(730,182)	(179,914)	(646,754)	(330,610)
Loan interest paid	(246,123)	(60,644)	(262,176)	(164,491)
Proceeds from bank loans	2,500,000	615,991	1,000,000	2,699,992
Placement of fixed deposits	(500,000)	(123,198)
Repayment from related parties				1,063,118
Repayment from/(repayment to) shareholders			(886)	30,852
Repayment from/(repayment to) directors			(137,181)	550,351
Net cash provided by/(used in) financing activities	20,639,425	5,085,481	(258,875)	3,522,751
Net increase in cash and cash equivalents	8,790,916	2,166,052	611,135	429,954
Cash and cash equivalents at beginning of year	370,129	91,198	(241,006)	(670,960)
Cash and cash equivalents at end of year	9,161,045	2,257,250	370,129	(241,006)
Supplement disclosures of non-cash activities
Issuance of Class A ordinary shares for professional services	1,740,206	428,781
Issuance of Class A ordinary shares for consultant services (recognized as prepayments)	12,612,260	3,107,617
Issuance of Class A ordinary shares for licensing (recognized as prepayments)	8,262,048	2,035,739
Issuance of Class A ordinary shares for server infrastructure (recognized as prepayments)	28,483,410	7,018,211
Issuance of Class A ordinary shares for project management services (recognized as prepayments)	RM 6,196,536	$ 1,526,804